Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued		409,229
Common stock, shares outstanding		409,229
Common stock shares outstanding, reverse stock split	845,539	409,229
Series A Cumulative Redeemable Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	1,725,000	1,725,000
Temporary equity, shares issued	835,950	835,950
Temporary equity, shares outstanding	835,950	835,950
Temporary equity, liquidation preference	$ 9,195,450	$ 9,195,450
Series B Redeemable Preferred Stock [Member]
Temporary equity, par value	$ 0.001	$ 0.001
Temporary equity, shares authorized	100	0
Temporary equity, shares issued	100	0
Temporary equity, shares outstanding	100	0
Temporary equity, liquidation preference	$ 1,000